Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest expense:
Debt	$ 155	$ 259
Derivative financial instruments - hedging activities	2	5
Other, net	18	7
Fair value (gains) losses on financial instruments:
Net foreign exchange losses (gains) on debt	(21)	59
Cash flow hedges, transfer from equity	21	(59)
Net interest expense - debt and other	175	271
Interest expense - leases	7
Net interest expense - pension and other post-employment benefit plans	25	27
Interest income	(44)	(38)
Net interest expense	$ 163	$ 260